Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
UTG’s pay versus performance table is summarized as follows:
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Named Executive Officers (“NEOs”) Excluding PEO ($)	Average Compensation Actually Paid to NEOs Excluding PEO ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (1)	Net Income ($)

2025	588,331	588,331	345,512	345,512	219.87	17,166,898
2024	465,550	465,550	311,650	311,650	117.72	50,105,751
2023	520,550	520,550	336,540	336,540	120.15	2,770,007

(1)
Calculation of Total Shareholder Return (“TSR”) assumes $100 was invested in the Company for the period starting January 1, 2023, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance. As UTG is a smaller reporting company, the Company is not required to disclose peer group TSR.
Jesse T. Correll is the Company’s PEO and Douglas P. Ditto, Daniel T. Roberts (starting in 2025), and Theodore C. Miller are the Company’s NEOs, Non-PEOs.

Named Executive Officers, Footnote	Jesse T. Correll is the Company’s PEO and Douglas P. Ditto, Daniel T. Roberts (starting in 2025), and Theodore C. Miller are the Company’s NEOs, Non-PEOs.
PEO Total Compensation Amount	$ 588,331	$ 465,550	$ 520,550
PEO Actually Paid Compensation Amount	588,331	465,550	520,550
Non-PEO NEO Average Total Compensation Amount	345,512	311,650	336,540
Non-PEO NEO Average Compensation Actually Paid Amount	345,512	311,650	336,540
Total Shareholder Return Amount	$ 219.87	$ 117.72	$ 120.15
PEO Name	Jesse T. Correll	Jesse T. Correll	Jesse T. Correll
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 17,166,898	$ 50,105,751	$ 2,770,007